Description of Organization and Business Operations (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 21, 2024	Nov. 04, 2024	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Aug. 13, 2025
Description of Organization and Business Operations [Line Items]
Incorporation date			Jun. 24, 2024	Jun. 24, 2024
Consummated units (in Shares)				5,266,667
Share price (in Dollars per share)		$ 10
Gross proceeds			$ 250,000,000
Sale of private placement units			4,250,000
Consisting			11,403,592	$ 11,403,592
Cash underwriting fee			2,000,000	2,000,000
Deferred underwriting fee			8,750,000	8,750,000	$ 8,750,000
Other offering costs			$ 653,592	653,592	$ 653,592
Interest to pay dissolution expenses				100,000
Convertible promissory notes						$ 78,000,000
Common stock purchase price				$ 800,000,000
Preferred Stock, par value per share (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Shares of preferred stock (in Shares)
Maturity term of U.S government securities		185 days
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Interest dissolution expenses			$ 100,000
Rights [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit (in Shares)		1
Business Combination Agreement [Member]
Description of Organization and Business Operations [Line Items]
Trust account per public share (in Dollars per share)				$ 10
New Merlin Labs [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Ordinary shares, outstanding (in Shares)				1
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share)			$ 10		$ 10
Net balance percentage			80.00%	80.00%	80.00%
Percentage of redeem initial business combination		100.00%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Rights [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit (in Shares)				1
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Voting interest acquired			50.00%	90.00%	50.00%
Post-Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Voting interest acquired			50.00%	50.00%	50.00%
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)	1
Share price (in Dollars per share)		$ 10
Gross proceeds					$ 250,000,000
Number of shares per unit (in Shares)		1
Common stock, par value per share (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, outstanding (in Shares)			425,000	425,000	425,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Ordinary shares, outstanding (in Shares)			425,000	425,000	425,000
Class A Ordinary Shares [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)	1
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value per share (in Dollars per share)				$ 0.0001
Series A Cumulative Convertible Preferred Stock [Member]
Description of Organization and Business Operations [Line Items]
Percentage of number of shares				12.00%
Series A Cumulative Convertible Preferred Stock [Member] | New Merlin Labs [Member]
Description of Organization and Business Operations [Line Items]
Percentage of number of shares				12.00%
Series A Preferred Stock [Member]
Description of Organization and Business Operations [Line Items]
Preferred Stock, par value per share (in Dollars per share)				$ 12
Shares of preferred stock (in Shares)				4,901,961
Series A Preferred Stock Investment [Member]
Description of Organization and Business Operations [Line Items]
Aggregate purchase price				$ 50,000,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share)		$ 10
Gross proceeds		$ 250,000,000
Sponsor additional shares (in Shares)		25,000,000
IPO [Member] | Rights [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit (in Shares)		1
IPO [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)		25,000,000
Share price (in Dollars per share)		$ 10
Gross proceeds		$ 250,000,000
Number of shares per unit (in Shares)		1
Sponsor additional shares (in Shares)		25,000,000
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)				425,000
Sale of stock units (in Shares)		425,000	425,000
Price of per share (in Dollars per share)		$ 10
Sale of private placement units		$ 4,250,000	$ 4,250,000	$ 4,250,000
Private Placement [Member] | Rights [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit (in Shares)		1
Private Placement [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of shares per unit (in Shares)		1
Public Share [Member]
Description of Organization and Business Operations [Line Items]
Trust account per public share (in Dollars per share)				$ 10